Schedule of Earnings per share (Details) - USD ($)			12 Months Ended
	Aug. 07, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Profit attributable to the parent, Amount after income tax			$ (20,173,616)	$ 1,104,213	$ 1,418,643
Profit attributable to the parent, Weighted average number of ordinary shares outstanding	187,500	1,250,000	16,365,798	15,762,887	15,762,887
Profit attributable to the parent. Earnings per share basic			$ (1.23)	$ 0.07	$ 0.09
Profit attributable to the parent. Earnings per share diluted			$ (1.23)	$ 0.07	$ 0.09